FV Measurements (Change in Fair Value of Level 3 Financial Assets) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 90
Realized gains included in fuel for generation and purchased power	(49)
Unrealized gains included in regulatory liabilities	(3)
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(4)
Ending Balance	34
Regulatory deferral | Physical natural gas purchases | Energy Related derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	52
Realized gains included in fuel for generation and purchased power	(49)
Unrealized gains included in regulatory liabilities	(3)
Total realized and unrealized gains (losses) included in non-regulated operating revenues	0
Ending Balance	0
Not Designated as Hedging Instrument | Energy Related derivative | Non-regulated operating revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	90
Realized gains included in fuel for generation and purchased power	(49)
HFT derivatives | Energy Related derivative | Non-regulated operating revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	90
Realized gains included in fuel for generation and purchased power	(49)
Unrealized gains included in regulatory liabilities	(3)
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(4)
Ending Balance	34
HFT derivatives | Power | Energy Related derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	4
Realized gains included in fuel for generation and purchased power	0
Unrealized gains included in regulatory liabilities	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(4)
Ending Balance	0
HFT derivatives | Natural gas | Energy Related derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	34
Realized gains included in fuel for generation and purchased power	0
Unrealized gains included in regulatory liabilities	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	0
Ending Balance	$ 34